INCOME TAXES - Income Tax Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Current tax expense	$ 325	$ 227
Deferred tax expense
Origination and reversal of temporary differences	337	57
Tax rate changes on deferred tax balances	8	1
Increase in tax loss carry forward	(257)	(37)
For the years ended December 31	88	21
Income tax expense (Note 10)	$ 413	$ 248